Supplementary Cash Flow Information - Partial Cash Paid for Investing and Financing Activities (Parenthetical) (Detail) - Dec. 31, 2017 $ in Thousands, $ in Thousands	TWD ($)	USD ($)
Disclosure of supplementary cash flow information [line items]
Ending balance of other payables will be payable in 2018	$ (64,393)	$ (2,173)
ChipMOS Shanghai [member]
Disclosure of supplementary cash flow information [line items]
Ending balance of other payables will be payable in 2018	$ 64,393	$ 2,173